Operating Lease Obligations (Tables)	3 Months Ended
Mar. 31, 2021
Leases [Abstract]
Schedule of Operating Lease Obligations

The table below presents the lease related assets and liabilities recorded on the Company’s consolidated balance sheets as of March 31, 2021:

		March 31,
	Classification on Balance Sheet	2021
Assets
Operating lease assets	Operating lease right of use assets	$239,513
Total lease assets		$239,513

Liabilities
Current liabilities
Operating lease liability	Current operating lease liability	$128,673
Noncurrent liabilities
Operating lease liability	Long-term operating lease liability	122,894
Total lease liability		$251,567

Schedule of Lease Obligation Maturity

Lease obligations at March 31, 2021 consisted of the following:

Twelve Months Ending March 31,
2022	$157,800
2023	131,500
Total payments	289,300
Less: imputed interest	(37,733)
Total obligation	251,567
Less: current portion	(128,673)
Non-current capital leases obligations	$122,894